UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 14, 2009


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 73


Form 13F Information Table Value Total: $77,179





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2395    48160 SH       SOLE                    44835              3325
Altria Group                   COM              02209S103      372    23244 SH       SOLE                    22869               375
American Express               COM              025816109      160    11775 SH       SOLE                    11775
Apollo Group Cl A              COM              037604105      204     2600 SH       SOLE                     2600
Avon Products                  COM              054303102     1018    52925 SH       SOLE                    50550              2375
Banco Santander ADR            COM              05964h105       89    12883 SH       SOLE                    12883
Bed Bath & Beyond              COM              075896100      439    17740 SH       SOLE                    17140               600
Berkshire Hathaway A           COM              084670108     3815       44 SH       SOLE                       29                15
Berkshire Hathaway B           COM              084670207     5784     2051 SH       SOLE                     1992                59
Burlington Northern            COM              12189t104     2075    34490 SH       SOLE                    31080              3410
Cablevision Systems            COM              12686C109      989    76441 SH       SOLE                    68475              7966
Cadbury PLC                    COM              12721e102      701    23149 SH       SOLE                    22589               560
Cintas Corp.                   COM              172908105      682    27590 SH       SOLE                    26440              1150
Citigroup, Inc.                COM              172967101      170    67050 SH       SOLE                    59150              7900
Coca-Cola Co.                  COM              191216100     2407    54775 SH       SOLE                    53125              1650
Comcast A SPCL                 COM              20030N200     1867   145050 SH       SOLE                   127950             17100
ConocoPhillips                 COM              20825C104      669    17071 SH       SOLE                    17071
Costco Wholesale               COM              22160K105     1455    31415 SH       SOLE                    30315              1100
D&E Communications             COM              232860106       71    13314 SH       SOLE                    13314
Delia's, Inc.                  COM              246911101       83    50000 SH       SOLE                    50000
Diageo PLC ADR                 COM              25243Q205     2095    46825 SH       SOLE                    43000              3825
Disney (Walt) Co.              COM              254687106      570    31392 SH       SOLE                    30417               975
Donegal Group A                COM              257701201      177    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1243    73525 SH       SOLE                    71875              1650
Dress Barn                     COM              261570105      294    23900 SH       SOLE                    23900
ExxonMobil Corp.               COM              30231G102     1883    27650 SH       SOLE                    18926              8724
Fulton Financial               COM              360271100       73    11046 SH       SOLE                    11046
General Electric               COM              369604103      629    62198 SH       SOLE                    56598              5600
Harley Davidson                COM              412822108      812    60615 SH       SOLE                    54265              6350
Home Depot                     COM              437076102      461    19555 SH       SOLE                    19255               300
Int'l Game Tech.               COM              459902102      356    38650 SH       SOLE                    36300              2350
International Speedway         COM              460335201      257    11640 SH       SOLE                    11640
Interpublic Group              COM              460690100       89    21500 SH       SOLE                    21500
J & J Snack Foods              COM              466032109      305     8800 SH       SOLE                     8800
Johnson & Johnson              COM              478160104     3023    57464 SH       SOLE                    50695              6769
Kraft Foods                    COM              50075n104     1159    51975 SH       SOLE                    50775              1200
Laboratory Corp.               COM              50540R409      342     5850 SH       SOLE                     5850
Liberty Entertainment A        COM              53071m500     1448    72587 SH       SOLE                    63249              9338
Liberty Interactive A          COM              53071m104       61    21109 SH       SOLE                    17427              3682
Loews Corp.                    COM              540424108      260    11743 SH       SOLE                     7692              4051
Lowes Companies                COM              548661107      303    16600 SH       SOLE                    15900               700
Marathon Oil                   COM              565849106      266    10100 SH       SOLE                    10100
Martin Marietta Matrls.        COM              573284106     1564    19726 SH       SOLE                    15936              3790
Met-Pro Corp.                  COM              590876306      121    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     3652   198811 SH       SOLE                   179311             19500
Mohawk Industries              COM              608190104     2275    76175 SH       SOLE                    70575              5600
Nat'l Penn Bancshares          COM              637138108      174    21004 SH       SOLE                    17951              3053
Nestle Reg ADR                 COM              641069406     3294    97336 SH       SOLE                    90011              7325
Penn National                  COM              707569109      398    16500 SH       SOLE                    16000               500
Pfizer, Inc.                   COM              717081103      433    31787 SH       SOLE                    13225             18562
Philip Morris Int'l Inc.       COM              718172109      985    27674 SH       SOLE                    26499              1175
Procter & Gamble               COM              742718109      901    19125 SH       SOLE                    16900              2225
Progressive Corp.              COM              743315103     3702   275475 SH       SOLE                   228050             47425
Risk, George Ind.              COM              767720204       90    27000 SH       SOLE                    27000
Sara Lee                       COM              803111103      116    14300 SH       SOLE                    14300
Scripps Networks               COM              811065101      340    15125 SH       SOLE                    15125
T J X Companies                COM              872540109     3422   133475 SH       SOLE                   119425             14050
Telephone & Data Sys.          COM              879433100      568    21425 SH       SOLE                    21050               375
Thor Industries                COM              885160101      256    16375 SH       SOLE                    16375
Tiffany & Company              COM              886547108     2196   101835 SH       SOLE                    97985              3850
Timberland Co Cl C             COM              887100105      268    22425 SH       SOLE                    22425
Time Warner                    COM              887317105      433    51400 SH       SOLE                    50200              1200
U.S. Bancorp                   COM              902973304      225    15400 SH       SOLE                    14750               650
USG Corp.                      COM              903293405       84    10980 SH       SOLE                    10980
United Health Group            COM              91324P102     1029    49158 SH       SOLE                    47458              1700
Unitrin, Inc.                  COM              913275103      161    11525 SH       SOLE                     7725              3800
Wal-Mart Stores                COM              931142103     3275    62858 SH       SOLE                    59308              3550
Walgreen Co.                   COM              931422109     1401    53975 SH       SOLE                    49725              4250
Washington Post Cl B           COM              939640108     2025     5672 SH       SOLE                     5342               330
Wells Fargo                    COM              949746101     1169    82066 SH       SOLE                    68471             13595
Whirlpool Corp.                COM              963320106      647    21853 SH       SOLE                    20828              1025
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      425    25325 SH       SOLE                    25325
